Activity in Accident and Health Claim Reserves (Parenthetical) (Detail) (Accident and health, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accident and health
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance recoverable	$ 264	$ 200	$ 256	$ 277
Reinsurance recoverable	$ 264	$ 200	$ 256	$ 277